Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table* summarizes the SCT compensation and CAP for the CEO(s) and the average non-CEO
NEO for 2020, 2021, and 2022. In accordance with the PVP rules, the table also includes certain prescribed performance related measures.

	Summary Compensation Table Total for CEO (Davis)	Summary Compensation Table Total for CEO (Frazier)	Compensation Actually Paid to CEO (Davis) (4)	Compensation Actually Paid to CEO (Frazier) (4)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs (4)	Value of Initial Fixed $100 Investment Based on
Fiscal Year							Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	GAAP Net Income ($000’s)	Non-GAAP EPS (7)

2022 (1)	$18,650,093	—	$52,474,235		$8,362,603	$22,297,770	$141.10	$138.10	$14,519,000	$7.48

2021 (2)	13,722,121	$15,196,920	14,390,893	$13,328,924	6,616,111	6,911,156	94.50	130.80	12,345,000	$5.37

2020 (3)	—	22,088,429		10,578,487	6,041,722	3,582,756	92.80	107.10	4,519,000	$2.97
(1)	Non-CEO NEOs for 2022 are Mr. Frazier, Ms. Litchfield, Mr. Guindo, Dr. Li, an d Ms . Zachary. Since Mr. Davis was CEO for all of 2022, only his compensation is shown in the CEO SCT and CAP columns.
(2)
Non-CEO
NEOs for 2021 are Ms. Litchfield, Mr. Clyburn, Mr. DeLuca, and Dr. Li. As a result of Mr. Frazier’s retirement as CEO, effective June 30, 2021, and Mr. Davis’ promotion to CEO, effective July 1, 2021, the PVP table includes the compensation for both executives as CEO in 2021. The SCT and CAP amounts reported for Mr. Davis and Mr. Frazier reflect compensation for all of 2021, not just the respective periods in which they were CEO.

(3)	Non-CEO NEOs for 2020 are Mr. Davis, Mr. Chattopadhyay, Dr. Perlmutter, and Ms. Zachary. Since Mr. Frazier was CEO for all of 2020, only his compensation is shown in the CEO SCT and CAP columns.
(4)	See following table for additional details on the calculation of the CAP value.
(5)
Total Shareholder Return (“TSR”) assumes an initial $100 investment in Merck stock beginni
n
g on December 31, 2019. TSR is cumulative, with the value determined at the end of each applicable fiscal year, calculated in accordance with Item 201(e) of Regulation
S-K.

(6)
Peer Group TSR assumes an initial $100 investment in Merck’s primary peer group (market cap-weighted).
As described on page 47, Merck’s primary peer group consists of the following companies: AbbVie, Amgen, AstraZeneca, Bristol-Myers Squibb, Eli Lilly, Gilead Sciences, GlaxoSmithKline, Johnson & Johnson, Novartis, Pfizer, Roche Holding AG, Sanofi. Beginning in 2022, the C&MD Committee approved the addition of Gilead Sciences to our primary peer group. The peer group for each listed fiscal year consists of the companies listed as our primary peer group in the Compensation Discussion & Analysis section of the proxy statement for the applicable fiscal year. The TSR displayed for 2020 and 2021 does not include the addition of Gilead Sciences to our primary peer group. A $100 investment in Merck’s primary peer group excluding Gilead Sciences, beginning on December 31, 2019, would have been worth $137.60 on December 31, 2022. A $100 investment in Merck’s primary peer group including Gilead Sciences, beginning on December 31, 2019, would have been worth $106.50 on December 31, 2020 and $130.40 on December 31, 2021.

(7)
The SEC requires the disclosure of a company selected measure, representing the most important financial metric used for determining CAP for the current fiscal year. As described in more detail on page 70, the selected measure for 2022 is non-GAAP
EPS. Refer to Appendix A on page 109 for a reconciliation between GAAP and non-GAAP
financial measures. Appendix B on page 111 provides an explanation of adjustments to non-GAAP
results for incentive plans purposes.

*Compensation shown is rounded to the nearest dollar.

The following table* provides additional information on how CAP for each reporting year was determined, starting with SCT compensation and applying each of the required adjustments, as applicable, in accordance with the PVP rules.

	Summary Compensation Table Total Compensation	Value of Pension Benefits Deducted from SCT (1)	Value of Equity Deducted from SCT	Value of Pension Benefits Per CAP Definition (2)	Fair Value of Equity Compensation Granted in Current Year (3)	Year-Over-Year Change in Fair Value of Unvested Equity (4)	Year-Over- Year Change in Fair Value of Equity that Vested During the Year (5)	Value of Dividends Accrued or Paid on Stock Awards (6)	Compensation Actually Paid
CEO (Davis)

2022	$18,650,093	$180,259	$12,393,581	$280,085	$26,824,642	$14,171,478	$3,931,065	$1,190,712	$52,474,235

2021	13,722,121	235,640	9,084,579	265,823	10,649,030	(669,339)	(661,118)	404,596	14,390,893
CEO (Frazier)

2021	15,196,920	0	10,615,096	418,183	12,443,073	(2,633,787)	(2,435,189)	954,819	13,328,924

2020	22,088,429	2,288,641	15,502,597	379,037	17,150,711	(5,340,113)	(7,290,425)	1,382,086	10,578,487
Average Non-CEO NEOs

2022	8,362,603	42,041	5,514,804	122,447	9,133,936	6,336,440	3,346,846	552,343	22,297,770

2021	6,616,111	107,732	4,261,734	122,147	4,829,729	(247,588)	(208,749)	168,972	6,911,156

2020	6,041,722	498,315	3,518,845	157,683	3,892,938	(1,222,908)	(1,583,911)	314,391	3,582,756
(1)
Represents the aggregate change in actuarial present value of the NEOs’ accrued benefits under the Company’s pension plans. The change in pension value for Mr. Frazier is negative in 2021, primarily due to age and an increase in discount rates. In accordance with SEC rules, a $0 value is reported rather than a negative amount.

(2)
These amounts represent the present value of expected pension benefit accrual earned in the current year and reflects assumptions used for financial statement reporting purposes. Does not reflect the change in the present value of the accumulated pension benefit due to changes in assumptions such as discount rate from year to year.

(3)
These amounts represent the fair value as of the indicated fiscal year-end
of the outstanding and unvested stock and option awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes. The fair value differs from the value in the SCT because for purposes of CAP the fair value for equity granted in the current year is determined as of the last day of the applicable year. Fair values in the SCT are determined as of the grant date.

(4)
These amounts represent the change in fair value during the indicated fiscal year of each stock and option award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(5)
These amounts represent the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock and option award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

(6)
These amounts represent the dollar value of any dividends or other earnings accrued or paid on stock or option awards in the applicable fiscal year or for awards that vested in the fiscal year, prior to the vesting date, that are not otherwise reflected in the fair value of such awards or included in any other component of total compensation for the applicable fiscal year.

* Compensation shown is rounded to the nearest dollar.

Company Selected Measure Name			non-GAAP EPS
Named Executive Officers, Footnote [Text Block]
(1)	Non-CEO NEOs for 2022 are Mr. Frazier, Ms. Litchfield, Mr. Guindo, Dr. Li, an d Ms . Zachary. Since Mr. Davis was CEO for all of 2022, only his compensation is shown in the CEO SCT and CAP columns.
(2)
Non-CEO
NEOs for 2021 are Ms. Litchfield, Mr. Clyburn, Mr. DeLuca, and Dr. Li. As a result of Mr. Frazier’s retirement as CEO, effective June 30, 2021, and Mr. Davis’ promotion to CEO, effective July 1, 2021, the PVP table includes the compensation for both executives as CEO in 2021. The SCT and CAP amounts reported for Mr. Davis and Mr. Frazier reflect compensation for all of 2021, not just the respective periods in which they were CEO.

(3)	Non-CEO NEOs for 2020 are Mr. Davis, Mr. Chattopadhyay, Dr. Perlmutter, and Ms. Zachary. Since Mr. Frazier was CEO for all of 2020, only his compensation is shown in the CEO SCT and CAP columns.

Peer Group Issuers, Footnote [Text Block]	Peer Group TSR assumes an initial $100 investment in Merck’s primary peer group (market cap-weighted).
			As described on page 47, Merck’s primary peer group consists of the following companies: AbbVie, Amgen, AstraZeneca, Bristol-Myers Squibb, Eli Lilly, Gilead Sciences, GlaxoSmithKline, Johnson & Johnson, Novartis, Pfizer, Roche Holding AG, Sanofi. Beginning in 2022, the C&MD Committee approved the addition of Gilead Sciences to our primary peer group. The peer group for each listed fiscal year consists of the companies listed as our primary peer group in the Compensation Discussion & Analysis section of the proxy statement for the applicable fiscal year. The TSR displayed for 2020 and 2021 does not include the addition of Gilead Sciences to our primary peer group. A $100 investment in Merck’s primary peer group excluding Gilead Sciences, beginning on December 31, 2019, would have been worth $137.60 on December 31, 2022. A $100 investment in Merck’s primary peer group including Gilead Sciences, beginning on December 31, 2019, would have been worth $106.50 on December 31, 2020 and $130.40 on December 31, 2021
Adjustment To PEO Compensation, Footnote [Text Block]
The following table* provides additional information on how CAP for each reporting year was determined, starting with SCT compensation and applying each of the required adjustments, as applicable, in accordance with the PVP rules.

	Summary Compensation Table Total Compensation	Value of Pension Benefits Deducted from SCT (1)	Value of Equity Deducted from SCT	Value of Pension Benefits Per CAP Definition (2)	Fair Value of Equity Compensation Granted in Current Year (3)	Year-Over-Year Change in Fair Value of Unvested Equity (4)	Year-Over- Year Change in Fair Value of Equity that Vested During the Year (5)	Value of Dividends Accrued or Paid on Stock Awards (6)	Compensation Actually Paid
CEO (Davis)

2022	$18,650,093	$180,259	$12,393,581	$280,085	$26,824,642	$14,171,478	$3,931,065	$1,190,712	$52,474,235

2021	13,722,121	235,640	9,084,579	265,823	10,649,030	(669,339)	(661,118)	404,596	14,390,893
CEO (Frazier)

2021	15,196,920	0	10,615,096	418,183	12,443,073	(2,633,787)	(2,435,189)	954,819	13,328,924

2020	22,088,429	2,288,641	15,502,597	379,037	17,150,711	(5,340,113)	(7,290,425)	1,382,086	10,578,487
Average Non-CEO NEOs

2022	8,362,603	42,041	5,514,804	122,447	9,133,936	6,336,440	3,346,846	552,343	22,297,770

2021	6,616,111	107,732	4,261,734	122,147	4,829,729	(247,588)	(208,749)	168,972	6,911,156

2020	6,041,722	498,315	3,518,845	157,683	3,892,938	(1,222,908)	(1,583,911)	314,391	3,582,756
(1)
Represents the aggregate change in actuarial present value of the NEOs’ accrued benefits under the Company’s pension plans. The change in pension value for Mr. Frazier is negative in 2021, primarily due to age and an increase in discount rates. In accordance with SEC rules, a $0 value is reported rather than a negative amount.

(2)
These amounts represent the present value of expected pension benefit accrual earned in the current year and reflects assumptions used for financial statement reporting purposes. Does not reflect the change in the present value of the accumulated pension benefit due to changes in assumptions such as discount rate from year to year.

(3)
These amounts represent the fair value as of the indicated fiscal year-end
of the outstanding and unvested stock and option awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes. The fair value differs from the value in the SCT because for purposes of CAP the fair value for equity granted in the current year is determined as of the last day of the applicable year. Fair values in the SCT are determined as of the grant date.

(4)
These amounts represent the change in fair value during the indicated fiscal year of each stock and option award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(5)
These amounts represent the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock and option award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

(6)
These amounts represent the dollar value of any dividends or other earnings accrued or paid on stock or option awards in the applicable fiscal year or for awards that vested in the fiscal year, prior to the vesting date, that are not otherwise reflected in the fair value of such awards or included in any other component of total compensation for the applicable fiscal year.

* Compensation shown is rounded to the nearest dollar.

Non-PEO NEO Average Total Compensation Amount			$ 8,362,603	$ 6,616,111	$ 6,041,722
Non-PEO NEO Average Compensation Actually Paid Amount			$ 22,297,770	6,911,156	3,582,756
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table* provides additional information on how CAP for each reporting year was determined, starting with SCT compensation and applying each of the required adjustments, as applicable, in accordance with the PVP rules.

	Summary Compensation Table Total Compensation	Value of Pension Benefits Deducted from SCT (1)	Value of Equity Deducted from SCT	Value of Pension Benefits Per CAP Definition (2)	Fair Value of Equity Compensation Granted in Current Year (3)	Year-Over-Year Change in Fair Value of Unvested Equity (4)	Year-Over- Year Change in Fair Value of Equity that Vested During the Year (5)	Value of Dividends Accrued or Paid on Stock Awards (6)	Compensation Actually Paid
CEO (Davis)

2022	$18,650,093	$180,259	$12,393,581	$280,085	$26,824,642	$14,171,478	$3,931,065	$1,190,712	$52,474,235

2021	13,722,121	235,640	9,084,579	265,823	10,649,030	(669,339)	(661,118)	404,596	14,390,893
CEO (Frazier)

2021	15,196,920	0	10,615,096	418,183	12,443,073	(2,633,787)	(2,435,189)	954,819	13,328,924

2020	22,088,429	2,288,641	15,502,597	379,037	17,150,711	(5,340,113)	(7,290,425)	1,382,086	10,578,487
Average Non-CEO NEOs

2022	8,362,603	42,041	5,514,804	122,447	9,133,936	6,336,440	3,346,846	552,343	22,297,770

2021	6,616,111	107,732	4,261,734	122,147	4,829,729	(247,588)	(208,749)	168,972	6,911,156

2020	6,041,722	498,315	3,518,845	157,683	3,892,938	(1,222,908)	(1,583,911)	314,391	3,582,756
(1)
Represents the aggregate change in actuarial present value of the NEOs’ accrued benefits under the Company’s pension plans. The change in pension value for Mr. Frazier is negative in 2021, primarily due to age and an increase in discount rates. In accordance with SEC rules, a $0 value is reported rather than a negative amount.

(2)
These amounts represent the present value of expected pension benefit accrual earned in the current year and reflects assumptions used for financial statement reporting purposes. Does not reflect the change in the present value of the accumulated pension benefit due to changes in assumptions such as discount rate from year to year.

(3)
These amounts represent the fair value as of the indicated fiscal year-end
of the outstanding and unvested stock and option awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes. The fair value differs from the value in the SCT because for purposes of CAP the fair value for equity granted in the current year is determined as of the last day of the applicable year. Fair values in the SCT are determined as of the grant date.

(4)
These amounts represent the change in fair value during the indicated fiscal year of each stock and option award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(5)
These amounts represent the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock and option award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

(6)
These amounts represent the dollar value of any dividends or other earnings accrued or paid on stock or option awards in the applicable fiscal year or for awards that vested in the fiscal year, prior to the vesting date, that are not otherwise reflected in the fair value of such awards or included in any other component of total compensation for the applicable fiscal year.

* Compensation shown is rounded to the nearest dollar.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between CAP and TSR
The chart below illustrates the relationship between the CEO CAP and average non-CEO
NEO CAP, calculated in accordance with the PVP rules, and Merck’s TSR and Peer Group TSR. As noted above, the peer group for each listed fiscal year consists of the companies listed as our primary peer group in the Compensation Discussion & Analysis specific for that fiscal year. For 2021, the CAP for Mr. Davis and Mr. Frazier are shown separately as CEO CAP since both executives served as CEO for a portion of the year. In 2022, Mr. Davis served as CEO for the entire year, and Mr. Frazier served as Executive Chairman until his retirement on November 30, 2022. As such, Mr. Frazier’s 2022 CAP is included in the average non-CEO
NEO CAP. To better reflect the CAP for the average
non-CEO
NEO, for 2022, we have illustrated both the average
non-CEO
NEO CAP with and without Mr. Frazier.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between CAP and Net Income
The chart below illustrates the relationship between the CEO CAP and average non-CEO
NEO CAP, calculated in accordance with the PVP rules, and Merck’s GAAP net income. For 2021, the CAP for Mr. Davis and Mr. Frazier are shown separately as CEO CAP since both executives served as CEO for a portion of the year. In 2022, Mr. Davis served as CEO for the entire year, and Mr. Frazier served as Executive Chairman until his retirement on November 30, 2022. As such, Mr. Frazier’s 2022 CAP is included in the average non-CEO
NEO CAP. To better reflect the CAP for the average
non-CEO
NEO, for 2022, we have illustrated both the average
non-CEO
NEO CAP with and without Mr. Frazier.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between CAP and the Company-Selected Measure
The SEC requires the disclosure of a company-selected measure, defined as the most important financial metric used for determining CAP for the current fiscal year. For 2022, we consider non-GAAP
EPS to be the most important financial measure used to link pay with performance because EPS represents 50% of our PSU program design, PSUs represent 70% of annual LTI grants, and LTI represents the majority of our executives’ target TDC. Specifically, for 2022, non-GAAP
EPS influences over 25% of our CEO’s target TDC and nearly 22% of the average target TDC for our non-CEO
NEOs (excluding Mr. Frazier). It is worth noting that the SEC requires the disclosure of single year metrics for purposes of comparing CAP to a company-selected measure. While our PSU program design employs
3-year
non-GAAP
EPS, in the graph below, CAP is being compared to
1-year
non-GAAP
EPS.
The chart below illustrates the relationship between the CEO CAP and average non-CEO
NEO CAP, calculated in accordance with the PVP rules, and Merck’s non-GAAP
EPS for the applicable reporting year. For 2021, the CAP for Mr. Davis and Mr. Frazier are shown separately as CEO CAP since both executives served as CEO for a portion of the year. In 2022, Mr. Davis served as CEO for the entire year, and Mr. Frazier served as Executive Chairman until his retirement on November 30, 2022. As such, Mr. Frazier’s 2022 CAP is
included in the average
non-CEO
NEO CAP. To better reflect the CAP for the average
non-CEO
NEO, for 2022, we have illustrated both the average
non-CEO
NEO CAP with and without Mr. Frazier.

Tabular List [Table Text Block]
Most Important Metrics Used to Link Pay and Performance
In accordance with the PVP rules, the most important performance metrics used to link our NEOs’ pay to performance in 2022 are listed below. These metrics align with the measures used in our Company Scorecard, as described on page 53, and our PSU Program, as described on page 56. These metrics help translate our strategic priorities into operational terms that enable us to measure and track our progress against annual operating goals and long-term strategic drivers of sustainable value creation, aligning the pay of our executives to company performance. Although stock price performance, as reflected by our TSR, is not a metric used in our current programs to set or evaluate the level of pay for our executives and, therefore, is not included in the list below, it directly impacts the value of long-term incentives granted to our NEOs.

Company Scorecard Metrics	PSU Program Metrics

Revenue	Relative Total Shareholder Return

Pre-Tax Income	Earnings Per Share

Pipeline

Total Shareholder Return Amount			$ 141.1	94.5	92.8
Peer Group Total Shareholder Return Amount			138.1	130.8	107.1
Net Income (Loss)			$ 14,519,000,000	$ 12,345,000,000	$ 4,519,000,000
Company Selected Measure Amount			7.48	5.37	2.97
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Pre-Tax Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Pipeline
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Relative Total Shareholder Return
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Earnings Per Share
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	The SEC requires the disclosure of a company selected measure, representing the most important financial metric used for determining CAP for the current fiscal year. As described in more detail on page 70, the selected measure for 2022 is non-GAAP
EPS. Refer to Appendix A on page 109 for a reconciliation between GAAP and non-GAAP
financial measures. Appendix B on page 111 provides an explanation of adjustments to non-GAAP
results for incentive plans purposes.

Mr. Davis [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 18,650,093	$ 13,722,121
PEO Actually Paid Compensation Amount			$ 52,474,235	14,390,893
PEO Name	Mr. Davis		Mr. Davis
Mr. Frazier [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				15,196,920	$ 22,088,429
PEO Actually Paid Compensation Amount				13,328,924	$ 10,578,487
PEO Name		Mr. Frazier			Mr. Frazier
PEO [Member] | Mr. Davis [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 180,259	235,640
PEO [Member] | Mr. Davis [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			12,393,581	9,084,579
PEO [Member] | Mr. Davis [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,931,065	(661,118)
PEO [Member] | Mr. Davis [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,190,712	404,596
PEO [Member] | Mr. Davis [Member] | Value of Pension Benefits Per CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			280,085	265,823
PEO [Member] | Mr. Davis [Member] | Fair Value of Equity Compensation Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			26,824,642	10,649,030
PEO [Member] | Mr. Davis [Member] | Year Over Year Change in Fair Value of Unvested Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			14,171,478	(669,339)
PEO [Member] | Mr. Frazier [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	$ 2,288,641
PEO [Member] | Mr. Frazier [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				10,615,096	15,502,597
PEO [Member] | Mr. Frazier [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(2,435,189)	(7,290,425)
PEO [Member] | Mr. Frazier [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				954,819	1,382,086
PEO [Member] | Mr. Frazier [Member] | Value of Pension Benefits Per CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				418,183	379,037
PEO [Member] | Mr. Frazier [Member] | Fair Value of Equity Compensation Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				12,443,073	17,150,711
PEO [Member] | Mr. Frazier [Member] | Year Over Year Change in Fair Value of Unvested Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(2,633,787)	(5,340,113)
Non-PEO NEO [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			42,041	107,732	498,315
Non-PEO NEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,514,804	4,261,734	3,518,845
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,346,846	(208,749)	(1,583,911)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			552,343	168,972	314,391
Non-PEO NEO [Member] | Value of Pension Benefits Per CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			122,447	122,147	157,683
Non-PEO NEO [Member] | Fair Value of Equity Compensation Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			9,133,936	4,829,729	3,892,938
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Unvested Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 6,336,440	$ (247,588)	$ (1,222,908)